Accounts Receivable, Net	3 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2026	December 31, 2025
Accounts receivable	$15,259,069	$11,253,459
Less: expected credit losses	—	—
Accounts receivable, net	$15,259,069	$11,253,459

For the three months ended March 31, 2026 and 2025, the Company did not provide expected credit losses against accounts receivable. Of the balance of $15,259,069, approximately 52% has been collected as of the report date with remaining balance within credit term.